SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of fair value of options granted

Year ended ,
December 31, 2021
RMB
Risk-free rate of interest	2.76%
Estimated volatility rate	67.27%
Dividend yield	5.10%
Expected life (years)	5.00
Exercise price	USD 0.00001

Summary of option activity

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at January 1, 2022	12,945,337	0.00001	8.03	945,786	42.98
Options converted in 2022	2,816,000	0.00001	7.64	204,076	40.84
Options exercised in 2022	(4,824,416)	0.00001	6.72	(349,625)	42.82
Options forfeited in 2022	(771,990)	0.00001	7.25	(55,946)	42.82
Options outstanding at December 31, 2022	10,164,931	0.00001	7.34	736,653	42.51
Options exercisable at December 31, 2022	2,350,311	0.00001	6.24	170,327	48.05
Options vested or expected to be vested at December 31, 2022	10,164,931	0.00001	7.34	736,653	42.51

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2022	6,961,446	52.38
Granted	647,400	42.73
Converted	(2,816,000)	40.84
Vested	(1,117,222)	57.26
Forfeited	(520,030)	64.35
Outstanding at December 31, 2022	3,155,594	56.99

Schedule of share-based compensation expense

	Year ended ,	Year ended ,	Year ended ,
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	72,192	75,209	73,945
Sales and marketing expenses	8,164	12,340	4,328
General and administrative expenses	220,805	166,373	121,464
Total	301,161	253,922	199,737